Taxation - Schedule of Reconciliation of Income Tax Expenses (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Tax incentive subsidiaries to claim tax deduction	75.00%